SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | shares	8,799	9,288
Granted | shares	2,996	2,769
Exercised | shares	(2,615)	(1,910)
Cancelled/forfeited | shares	(97)	(182)
Expired | shares	(50)	(1,166)
Outstanding, ending balance | shares	9,033	8,799
Options, Exercisable | shares	6,226
Average price, Outstanding beginning balance | $ / shares	$ 1.85	$ 1.62
Granted | $ / shares	1.88	2.35
Exercised | $ / shares	1.36	0.8
Cancelled/forfeited | $ / shares	1.97	2.34
Expired | $ / shares	0.91	2.86
Average price, Outstanding ending balance | $ / shares	2.01	$ 1.85
Average price, Exercisable | $ / shares	$ 2